Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rates for discontinued operations	40.70%	37.70%	13.50%
Statutory U.S. federal rate	35.00%	35.00%	35.00%
Valuation allowance, deferred tax assets	$ 29	$ 31
Federal capital loss carryovers	45
Federal capital loss carryovers, expiration dates	2016
Operating loss carryforwards	384.0
Operating loss carryforwards, expiration dates	2016
State capital loss carryovers	32
State capital loss carryovers, expiration dates	2015
Unrecognized tax benefits at end of year	41.2	45.9	41.7	104.4
Unrecognized tax benefits recognition impact on effective tax rate	27.5
International [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 0.4
Operating loss carryforwards, expiration dates	2032
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Combination of subsidiaries, tax years	3 years
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Combination of subsidiaries, tax years	4 years